UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-3848
RiverSource High Yield Income Series, Inc.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices)             (Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: May 31
Date of reporting period: November 30, 2010

Item 1. Reports to Stockholders.

Semiannual Report

Columbia
High Yield Bond Fund
(formerly known as RiverSource High Yield Bond Fund)

Semiannual Report for the Period Ended
November 30, 2010

Columbia High Yield Bond Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	9

Portfolio of Investments	12

Statement of Assets and Liabilities	32

Statement of Operations	34

Statements of Changes in Net Assets	36

Financial Highlights	39

Notes to Financial Statements	49

Approval of Investment Management Services Agreement	66

Proxy Voting	66

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia High Yield Bond Fund (the Fund) Class A shares gained 9.09% (excluding sales charge) for the six months ended November 30, 2010.

>	The Fund narrowly outperformed its benchmark, the JP Morgan Global High Yield Index, which rose 9.07% during the six-month period.

>	The Fund underperformed the Lipper High Current Yield Bond Funds Index, representing the Fund’s peer group, which increased 9.38% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended November 30, 2010)

	6 months*	1 year	3 years	5 years	10 years
Columbia High Yield Bond Fund Class A (excluding sales charge)	+9.09%	+14.10%	+8.04%	+7.50%	+7.40%

JP Morgan Global High Yield Index (unmanaged)(1)	+9.07%	+16.34%	+9.60%	+8.72%	+9.24%

Lipper High Current Yield Bond Funds Index (unmanaged)(2)	+9.38%	+16.00%	+6.24%	+6.35%	+6.64%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

(1)	The JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high yield corporate debt market of both developed and emerging markets. The index reflects reinvestment of all distributions and changes in market prices.
(2)	The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

4  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at November 30, 2010
Since
Without sales charge	6 months*	1 year	3 years	5 years	10 years	inception**
Class A (inception 12/8/83)	+9.09%	+14.10%	+8.04%	+7.50%	+7.40%	N/A

Class B (inception 3/20/95)	+8.27%	+12.84%	+7.09%	+6.61%	+6.55%	N/A

Class C (inception 6/26/00)	+8.72%	+12.87%	+7.23%	+6.69%	+6.57%	N/A

Class I (inception 3/4/04)	+9.32%	+14.13%	+8.33%	+7.84%	N/A	+7.88%

Class R*** (inception 12/11/06)	+8.49%	+13.26%	+7.52%	N/A	N/A	+6.17%

Class R3 (inception 12/11/06)	+8.98%	+13.48%	+7.93%	N/A	N/A	+6.55%

Class R4 (inception 3/20/95)	+9.14%	+14.22%	+8.21%	+7.67%	+7.57%	N/A

Class R5 (inception 12/11/06)	+8.88%	+14.08%	+8.27%	N/A	N/A	+6.83%

Class W (inception 12/1/06)	+9.11%	+14.11%	+7.96%	N/A	N/A	+6.52%

Class Z (inception 9/27/10)	N/A	N/A	N/A	N/A	N/A	+1.73%*

With sales charge
Class A (inception 12/8/83)	+3.91%	+8.69%	+6.30%	+6.46%	+6.88%	N/A

Class B (inception 3/20/95)	+3.27%	+7.84%	+6.24%	+6.31%	+6.55%	N/A

Class C (inception 6/26/00)	+7.72%	+11.87%	+7.23%	+6.69%	+6.57%	N/A

*	Not annualized.
**	For classes with less than 10 years performance.
***	Effective September 7, 2010, Class R2 shares were renamed Class R shares.

Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R, Class R3, Class R4, Class R5, Class W and Class Z shares. Class I, Class R, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary accounts. Class Z shares are available to certain eligible investors.

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)

PORTFOLIO STATISTICS

Weighted average life(1)	5.5 years

Effective duration(2)	4.2 years

(1)	Weighted average life measures a bond’s maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2)	Effective duration measures the sensitivity of a security’s price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

6  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

PORTFOLIO BREAKDOWN(1) (at November 30, 2010)

Consumer Discretionary	18.8%

Consumer Staples	4.2%

Energy	11.6%

Financials	7.6%

Health Care	6.6%

Industrials	6.4%

Materials	16.4%

Telecommunication	21.1%

Utilities	4.9%

Other(2)	2.4%

(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

QUALITY BREAKDOWN(1) (at November 30, 2010)

BBB rating	2.7%

BB rating	29.9%

B rating	50.6%

CCC rating	15.8%

D rating	0.6%

Non-rated	0.4%

(1)	Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating. Ratings for 1.6% of the bond portfolio assets were determined through internal analysis.

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  7

Your Fund at a Glance (continued)

TOP TEN HOLDINGS(1) (at November 30, 2010)

CIT Group, Inc. 7.000% 2017	1.8%

Ally Financial, Inc. 8.000% 2020	1.6%

Noranda Aluminum Acquisition Corp. 5.193% 2015	1.6%

Chemtura Corp.	1.3%

NRG Energy, Inc. 7.375% 2017	1.3%

Hexion U.S. Finance Corp./Nova Scotia ULC 8.875% 2018	1.2%

Sprint Nextel Corp. 8.375% 2017	1.2%

Pokagon Gaming Authority 10.375% 2014	1.0%

FairPoint Communications, Inc. Tranche B Term Loan 1.750% 2015	0.9%

NXP BV/Funding LLC 9.750% 2018	0.9%

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

8  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until November 30, 2010.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  9

Fund Expenses Example (continued)

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	June 1, 2010(a)	Nov. 30, 2010	the period(b)		expense ratio
Class A

Actual(c)	$1,000	$1,090.90	$5.65	(d)	1.06%	(d)

Hypothetical (5% return before expenses)	$1,000	$1,020.08	$5.46	(d)	1.06%	(d)

Class B

Actual(c)	$1,000	$1,082.70	$9.60	(d)	1.81%	(d)

Hypothetical (5% return before expenses)	$1,000	$1,016.26	$9.30	(d)	1.81%	(d)

Class C

Actual(c)	$1,000	$1,087.20	$9.63	(d)	1.81%	(d)

Hypothetical (5% return before expenses)	$1,000	$1,016.26	$9.30	(d)	1.81%	(d)

Class I

Actual(c)	$1,000	$1,093.20	$3.57	(d)	.67%	(d)

Hypothetical (5% return before expenses)	$1,000	$1,022.07	$3.45	(d)	.67%	(d)

Class R

Actual(c)	$1,000	$1,084.90	$7.38	(d)	1.39%	(d)

Hypothetical (5% return before expenses)	$1,000	$1,018.40	$7.15	(d)	1.39%	(d)

Class R3

Actual(c)	$1,000	$1,089.80	$6.44	(d)	1.21%	(d)

Hypothetical (5% return before expenses)	$1,000	$1,019.31	$6.23	(d)	1.21%	(d)

Class R4

Actual(c)	$1,000	$1,091.40	$5.06	(d)	.95%	(d)

Hypothetical (5% return before expenses)	$1,000	$1,020.64	$4.89	(d)	.95%	(d)

Class R5

Actual(c)	$1,000	$1,088.80	$3.78	(d)	.71%	(d)

Hypothetical (5% return before expenses)	$1,000	$1,021.86	$3.66	(d)	.71%	(d)

Class W

Actual(c)	$1,000	$1,091.10	$5.81	(d)	1.09%	(d)

Hypothetical (5% return before expenses)	$1,000	$1,019.92	$5.61	(d)	1.09%	(d)

10  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	June 1, 2010(a)	Nov. 30, 2010	the period(b)		expense ratio
Class Z

Actual(e)	$1,000	$1,017.30	$1.36	(d)	.77%	(d)

Hypothetical (5% return before expenses)	$1,000	$1,021.56	$3.97	(d)	.77%	(d)

(a)	The beginning account values for Class Z are as of September 27, 2010 (when shares became available) for actual expense calculations.
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period). Actual expenses for Class Z are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 64/365 (to reflect the number of days in the period).
(c)	Based on the actual return for the six months ended November 30, 2010: +9.09% for Class A, +8.27% for Class B and +8.72% for Class C, +9.32% for Class I, +8.49% for Class R, +8.98% for Class R3, +9.14% for Class R4, +8.88% for Class R5 and +9.11% for Class W.
(d)	Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2011, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.07% for Class A, 1.83% for Class B, 1.83% for Class C, 0.70% for Class I, 1.50% for Class R, 1.25% for Class R3, 1.00% for Class R4, 0.75% for Class R5, 1.15% for Class W and 0.82% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective August 1, 2010. Had this change been in place for the entire six month period ended November 30, 2010, the actual expenses paid would have been $5.70 for Class A, $9.71 for Class B, $9.73 for Class C, $3.73 for Class I, $7.97 for Class R, $6.66 for Class R3, $5.33 for Class R4, $3.99 for Class R5, $6.13 for Class W and $1.45 for Class Z; the hypothetical expenses paid would have been $5.51 for Class A, $9.40 for Class B, $9.40 for Class C, $3.61 for Class I, $7.71 for Class R, $6.43 for Class R3, $5.15 for Class R4, $3.86 for Class R5, $5.92 for Class W and $4.22 for Class Z.
(e)	Based on the actual return for the period from September 27, 2010 (when shares became available) to November 30, 2010 of +1.73% for Class Z.

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  11

Portfolio of Investments

Columbia High Yield Bond Fund
November 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (93.2%)

Aerospace & Defense (0.8%)
CPI International, Inc. Senior Unsecured (a)
02/01/15	6.428%	$1,825,000	$1,825,000
Esterline Technologies Corp. (b)
08/01/20	7.000	445,000	467,250
Kratos Defense & Security Solutions, Inc. Senior Secured (c)
06/01/17	10.000	5,770,000	6,440,763
Oshkosh Corp.
03/01/17	8.250	2,591,000	2,785,325
Oshkosh Corp. (c)
03/01/20	8.500	2,316,000	2,512,860

Total			14,031,198

Automotive (0.7%)
Accuride Corp. Senior Secured (b,c)
08/01/18	9.500	1,643,000	1,758,010
Lear Corp. (c)
03/15/18	7.875	5,313,000	5,671,627
03/15/20	8.125	4,246,000	4,633,448

Total			12,063,085

Brokerage (0.7%)
E*Trade Financial Corp. Senior Unsecured
11/30/17	12.500	6,005,000	6,920,763
Senior Unsecured PIK
09/15/13	7.375	1,670,000	1,653,300
E*Trade Financial Corp. (c) Senior Unsecured
12/01/15	7.875	4,505,000	4,437,425

Total			13,011,488

Building Materials (1.7%)
Associated Materials LLC Senior Secured (b)
11/01/17	9.125	2,910,000	2,960,925
Gibraltar Industries, Inc. (a)
12/01/15	8.000	12,852,000	12,659,220
Interface, Inc. Senior Notes (b)
12/01/18	7.625	1,441,000	1,455,410
Norcraft Companies LP/Finance Corp. Senior Secured
12/15/15	10.500	5,237,000	5,616,682
Norcraft Holdings LP/Capital Corp. Senior Discount Notes
09/01/12	9.750	3,090,000	3,066,825
Nortek, Inc. Senior Secured
12/01/13	11.000	3,075,000	3,236,438

Total			28,995,500

Chemicals (4.8%)
Ashland, Inc.
06/01/17	9.125	3,605,000	4,136,738
CF Industries, Inc.
05/01/18	6.875	6,350,000	6,969,125
CF Industries, Inc. (c)
05/01/20	7.125	6,275,000	6,965,250
Celanese U.S. Holdings LLC (b)
10/15/18	6.625	530,000	544,575
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02/01/18	8.875	18,894,000	19,460,820
Hexion U.S. Finance Corp./Nova Scotia ULC (b,c) Secured
11/15/20	9.000	2,600,000	2,580,500
Ineos Finance PLC Senior Secured (b,c)
05/15/15	9.000	5,473,000	5,691,920
LyondellBasell Industries Senior Secured (b,c)
11/01/17	8.000	12,505,000	13,505,400
MacDermid, Inc. Senior Subordinated Notes (b)
04/15/17	9.500	4,051,500	4,254,075

See accompanying Notes to Financial Statements.

12  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Chemicals (cont.)
Momentive Performance Materials, Inc. Secured (b,c)
01/15/21	9.000%	$4,335,000	$4,313,325
Nova Chemicals Corp. Senior Unsecured (c)
11/01/19	8.625	4,240,000	4,589,800
Polypore International, Inc. Senior Notes (b)
11/15/17	7.500	4,965,000	5,027,062
Reichhold Industries, Inc. Senior Notes (b)
08/15/14	9.000	5,955,000	5,314,837

Total			83,353,427

Construction Machinery (3.2%)
Case New Holland, Inc. Senior Notes (b)
12/01/17	7.875	10,135,000	11,148,500
Manitowoc Co., Inc. (The) (c)
02/15/18	9.500	7,088,000	7,584,160
11/01/20	8.500	3,300,000	3,374,250
Terex Corp. Senior Unsecured (c)
06/01/16	10.875	8,615,000	9,713,413
United Rentals North America, Inc.
09/15/20	8.375	10,125,000	9,998,437
Senior Unsecured
12/15/19	9.250	3,221,000	3,494,785
United Rentals North America, Inc. (c)
06/15/16	10.875	8,644,000	9,810,940

Total			55,124,485

Consumer Cyclical Services (1.3%)
Brickman Group Holdings, Inc. Senior Notes (b)
11/01/18	9.125	486,000	495,720
Garda World Security Corp. Senior Unsecured (b)
03/15/17	9.750	2,137,000	2,259,877
Geo Group, Inc. (The) (c)
10/15/17	7.750	3,820,000	4,049,200
West Corp.
10/15/16	11.000	8,790,000	9,427,275
West Corp. (b,c) Senior Notes
01/15/19	7.875	6,010,000	5,904,825

Total			22,136,897

Consumer Products (2.2%)
Central Garden and Pet Co.
03/01/18	8.250	5,850,000	6,040,125
Jarden Corp.
05/01/17	7.500	3,738,000	3,943,590
Jarden Corp. (c)
05/01/16	8.000	5,660,000	6,141,100
Libbey Glass, Inc. Senior Secured (b)
02/15/15	10.000	4,638,000	4,939,470
NBTY, Inc. (b,c)
10/01/18	9.000	655,000	687,750
Sealy Mattress Co. Senior Secured (b,c)
04/15/16	10.875	2,646,000	3,023,055
Spectrum Brands Holdings, Inc. Senior Secured (b)
06/15/18	9.500	8,340,000	9,028,050
Visant Corp. Senior Notes (b,c)
10/01/17	10.000	4,451,000	4,584,530

Total			38,387,670

Diversified Manufacturing (1.0%)
Amsted Industries, Inc. Senior Notes (b,c)
03/15/18	8.125	6,202,000	6,597,378
CPM Holdings, Inc. Senior Secured (b)
09/01/14	10.625	4,378,000	4,640,680
Pinafore LLC/Inc. Senior Secured (b,c)
10/01/18	9.000	1,085,000	1,139,250
SPX Corp. (b)
09/01/17	6.875	4,225,000	4,436,250

Total			16,813,558

See accompanying Notes to Financial Statements.

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)
Columbia High Yield Bond Fund

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)
Electric (3.1%)
CMS Energy Corp. Senior Unsecured
02/15/18	5.050%	$4,945,000	$4,975,906
Calpine Corp. Senior Secured (b,c)
02/15/21	7.500	4,450,000	4,383,250
Dynegy Holdings, Inc. Senior Unsecured (c)
06/01/15	7.500	577,000	428,423
Edison Mission Energy Senior Unsecured
05/15/17	7.000	4,430,000	3,477,550
Energy Future Holdings Corp. Senior Secured (b)
01/15/20	10.000	65,000	66,505
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12/01/20	10.000	5,821,000	5,970,332
Midwest Generation LLC Pass-Through Certificates
01/02/16	8.560	6,732,212	6,799,534
NRG Energy, Inc.
02/01/16	7.375	5,670,000	5,698,350
NRG Energy, Inc. (c)
01/15/17	7.375	21,987,000	22,206,870

Total			54,006,720

Entertainment (1.7%)
AMC Entertainment, Inc. (c)
06/01/19	8.750	6,239,000	6,628,938
Cedar Fair LP/Canada’s Wonderland Co./ Magnum Management Corp. (b)
08/01/18	9.125	15,000	16,050
Regal Cinemas Corp.
07/15/19	8.625	8,195,000	8,645,725
Speedway Motorsports, Inc.
06/01/16	8.750	6,969,000	7,639,766
United Artists Theatre Circuit, Inc. (d,e) 1995-A Pass-Through Certificates
07/01/15	9.300	4,973,893	4,922,662
1995-A Pass-Through Certificates
07/01/15	9.300	1,599,107	1,582,637

Total			29,435,778

Food and Beverage (1.7%)
B&G Foods, Inc.
01/15/18	7.625	3,173,000	3,347,515
Cott Beverages, Inc. (b)
09/01/18	8.125	17,000	18,041
Cott Beverages, Inc. (c)
11/15/17	8.375	550,000	584,375
09/01/18	8.125	2,274,000	2,433,180
Michael Foods, Inc. Senior Notes (b,c)
07/15/18	9.750	4,445,000	4,833,938
Pinnacle Foods Finance LLC/Corp.
04/01/17	10.625	3,284,000	3,493,355
US Foodservice (b) Senior Notes
06/30/15	10.750	3,498,000	3,620,430
Senior Notes PIK
06/30/15	10.250	10,782,000	10,782,000

Total			29,112,834

Gaming (6.2%)
Boyd Gaming Corp. Senior Subordinated Notes
02/01/16	7.125	4,102,000	3,409,787
Boyd Gaming Corp. (b,c) Senior Notes
12/01/18	9.125	10,610,000	9,973,400
Circus & Eldorado Joint Venture/Silver Legacy Capital Corp. 1st Mortgage
03/01/12	10.125	3,051,000	2,822,175
FireKeepers Development Authority Senior Secured (b)
05/01/15	13.875	9,635,000	11,369,300
Harrah’s Operating Co., Inc. Senior Secured (c)
12/15/18	10.000	2,980,000	2,518,100
MGM Resorts International Senior Secured
11/15/17	11.125	2,505,000	2,830,650
MGM Resorts International (b,c) Senior Secured
03/15/20	9.000	105,000	114,188

See accompanying Notes to Financial Statements.

14  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Gaming (cont.)
MGM Resorts International (c)
02/27/14	5.875%	$1,515,000	$1,333,200
06/01/16	7.500	3,816,000	3,348,540
Senior Unsecured
03/01/18	11.375	8,445,000	8,698,350
Pinnacle Entertainment, Inc.
06/15/15	7.500	2,888,000	2,848,290
Pinnacle Entertainment, Inc. (c)
05/15/20	8.750	9,878,000	9,865,652
Pokagon Gaming Authority Senior Notes (b)
06/15/14	10.375	15,550,000	16,133,125
San Pasqual Casino (b)
09/15/13	8.000	1,445,000	1,430,550
Seminole Indian Tribe of Florida (b)
10/01/20	7.804	1,775,000	1,766,498
Senior Secured
10/01/20	6.535	5,120,000	5,021,696
Seneca Gaming Corp. (b)
12/01/18	8.250	4,212,000	4,190,940
Shingle Springs Tribal Gaming Authority Senior Notes (b)
06/15/15	9.375	18,359,000	11,198,990
Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000	8,324,000	7,886,990

Total			106,760,421

Gas Distributors (0.5%)
Energy Transfer Equity LP
10/15/20	7.500	8,245,000	8,492,350

Gas Pipelines (1.0%)
El Paso Corp. Senior Unsecured
06/15/14	6.875	195,000	209,884
02/15/16	8.250	6,477,000	7,092,315
El Paso Corp. (c)
01/15/32	7.750	85,000	88,570
Regency Energy Partners LP/Finance Corp. (c)
06/01/16	9.375	1,466,000	1,608,935
12/01/18	6.875	2,610,000	2,649,150
Southern Star Central Corp. Senior Notes
03/01/16	6.750	5,004,000	5,004,000

Total			16,652,854

Health Care (5.6%)
AMGH Merger Sub, Inc. (b,c)
11/01/18	9.250	1,231,000	1,280,240
American Renal Holdings Senior Secured (b)
05/15/18	8.375	1,336,000	1,391,110
Apria Healthcare Group, Inc. Senior Secured
11/01/14	11.250	3,825,000	4,159,687
Biomet, Inc. PIK
10/15/17	10.375	1,705,000	1,858,450
HCA, Inc. Senior Secured
02/15/17	9.875	1,505,000	1,644,213
09/15/20	7.250	12,460,000	13,067,425
HCA, Inc. (b,c) Senior Unsecured
05/15/21	7.750	2,710,000	2,665,963
HCA, Inc. (c) Secured
11/15/16	9.250	10,190,000	10,903,300
Senior Secured
04/15/19	8.500	3,010,000	3,280,900
Hanger Orthopedic Group, Inc. Senior Notes (b)
11/15/18	7.125	2,156,000	2,104,795
Healthsouth Corp. (c)
02/15/20	8.125	8,897,000	9,519,790
inVentiv Health, Inc. (b)
08/15/18	10.000	7,892,000	7,734,160
LifePoint Hospitals, Inc. (b)
10/01/20	6.625	2,093,000	2,093,000
Multiplan, Inc. (b,c)
09/01/18	9.875	4,912,000	5,255,840
Radiation Therapy Services, Inc. Senior Subordinated Notes (b)
04/15/17	9.875	3,111,000	3,056,557

See accompanying Notes to Financial Statements.

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)
Columbia High Yield Bond Fund

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Health Care (cont.)
Select Medical Corp.
02/01/15	7.625%	$4,271,000	$4,249,645
Select Medical Holdings Corp. Senior Unsecured (a)
09/15/15	6.237	9,737,000	8,836,327
Tenet Healthcare Corp. Senior Unsecured (b,c)
08/01/20	8.000	6,690,000	6,556,200
Vanguard Health Holding Co. II LLC/Inc. (c)
02/01/18	8.000	6,630,000	6,696,300

Total			96,353,902

Home Construction (1.5%)
Beazer Homes USA, Inc.
06/15/18	9.125	7,260,000	6,969,600
K Hovnanian Enterprises, Inc. Senior Secured
10/15/16	10.625	7,694,000	7,780,557
KB Home (c)
06/15/15	6.250	1,190,000	1,154,300
William Lyon Homes, Inc.
02/15/14	7.500	12,380,000	9,285,000

Total			25,189,457

Independent Energy (9.2%)
Anadarko Petroleum Corp. Senior Unsecured
09/15/17	6.375	7,449,000	8,038,945
Berry Petroleum Co. Senior Unsecured
06/01/14	10.250	2,120,000	2,406,200
11/01/20	6.750	1,630,000	1,613,700
Berry Petroleum Co. (c) Senior Subordinated Notes
11/01/16	8.250	710,000	736,625
Brigham Exploration Co. (b)
10/01/18	8.750	2,515,000	2,684,763
Carrizo Oil & Gas, Inc. Senior Unsecured (b,c)
10/15/18	8.625	7,785,000	7,746,075
Chesapeake Energy Corp.
08/15/20	6.625	12,660,000	12,691,650
Comstock Resources, Inc.
10/15/17	8.375	4,362,000	4,449,240
Concho Resources, Inc. (c)
10/01/17	8.625	4,271,000	4,559,293
Continental Resources, Inc. (b)
10/01/20	7.375	1,952,000	2,078,880
Continental Resources, Inc. (b,c)
04/01/21	7.125	3,185,000	3,336,288
Denbury Resources, Inc.
02/15/20	8.250	3,256,000	3,549,040
Denbury Resources, Inc. (c)
03/01/16	9.750	5,245,000	5,808,837
EXCO Resources, Inc.
09/15/18	7.500	8,755,000	8,317,250
Forest Oil Corp.
02/15/14	8.500	5,325,000	5,777,625
Forest Oil Corp. (c)
06/15/19	7.250	2,746,000	2,800,920
Hilcorp Energy I LP/Finance Co. Senior Unsecured (b,c)
11/01/15	7.750	12,020,000	12,350,550
Petrohawk Energy Corp.
08/15/18	7.250	3,940,000	3,930,150
Petrohawk Energy Corp. (c)
08/01/14	10.500	5,895,000	6,690,825
06/01/15	7.875	4,364,000	4,494,920
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875	5,820,000	6,140,100
Quicksilver Resources, Inc.
08/01/15	8.250	6,889,000	7,044,002
Quicksilver Resources, Inc. (c)
04/01/16	7.125	4,587,000	4,426,455
08/15/19	9.125	5,090,000	5,471,750
Range Resources Corp.
05/15/16	7.500	310,000	320,850
05/15/19	8.000	10,835,000	11,810,150
08/01/20	6.750	5,000,000	5,175,000
Range Resources Corp. (c)
05/01/18	7.250	3,010,000	3,145,450
SandRidge Energy, Inc. PIK (c)
04/01/15	8.625	3,323,000	3,239,925

See accompanying Notes to Financial Statements.

16  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (cont.)
Southwestern Energy Co. Senior Notes (c)
02/01/18	7.500%	$9,135,000	$10,299,712

Total			161,135,170

Life Insurance (0.7%)
ING Groep NV (a)
12/29/49	5.775	15,472,000	12,996,480

Lodging (0.2%)
Starwood Hotels & Resorts Worldwide, Inc. Senior Unsecured (c)
12/01/19	7.150	1,190,000	1,314,950
Wyndham Worldwide Corp. Senior Unsecured
12/01/16	6.000	1,331,000	1,387,910

Total			2,702,860

Media Cable (4.2%)
CCH II LLC/Capital Corp.
11/30/16	13.500	9,320,000	10,962,650
CCO Holdings LLC/Capital Corp. (b)
10/30/17	7.250	100,000	101,000
CCO Holdings LLC/Capital Corp. (b,c)
04/30/18	7.875	3,390,000	3,508,650
04/30/20	8.125	1,453,000	1,525,650
CSC Holdings LLC (c) Senior Unsecured
04/15/14	8.500	3,590,000	3,935,537
02/15/19	8.625	1,395,000	1,593,788
Cablevision Systems Corp. Senior Unsecured
09/15/17	8.625	12,026,000	13,078,275
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (b,c)
11/15/17	8.625	2,954,000	3,027,850
DISH DBS Corp.
02/01/16	7.125	10,449,000	10,736,347
DISH DBS Corp. (c)
09/01/19	7.875	180,000	189,000
Insight Communications Co., Inc. Senior Notes (b)
07/15/18	9.375	3,705,000	3,964,350
Mediacom LLC/Capital Corp. (c)
08/15/19	9.125	5,646,000	5,702,460
Quebecor Media, Inc. Senior Unsecured
03/15/16	7.750	2,800,000	2,884,000
Quebecor Media, Inc. (c) Senior Unsecured
03/15/16	7.750	4,225,000	4,351,750
Videotron Ltee
04/15/18	9.125	1,700,000	1,882,750
Virgin Media Secured Finance PLC Senior Secured
01/15/18	6.500	4,951,000	5,229,494

Total			72,673,551

Media Non-Cable (7.1%)
Belo Corp. Senior Unsecured
11/15/16	8.000	45,000	47,700
Clear Channel Worldwide Holdings, Inc. (c)
12/15/17	9.250	11,044,000	11,771,973
Entravision Communications Corp. Senior Secured (b,c)
08/01/17	8.750	9,058,000	9,442,965
Gray Television, Inc. Senior Secured (c)
06/29/15	10.500	7,227,000	7,227,000
Intelsat Jackson Holdings SA (b,c) Senior Unsecured
10/15/20	7.250	6,674,000	6,657,315
Intelsat Jackson Holdings SA (c)
06/15/16	11.250	3,883,000	4,149,956
Intelsat Subsidiary Holding Co. SA (b)
01/15/15	8.875	5,874,000	6,020,850
Interpublic Group of Companies, Inc. (The) Senior Unsecured
07/15/17	10.000	8,832,000	10,289,280
Nielsen Finance LLC/Co.
05/01/16	11.500	2,600,000	2,964,000
Nielsen Finance LLC/Co. (b,c)
10/15/18	7.750	13,956,000	14,200,230
Nielsen Finance LLC/Co. (c,f)
08/01/16	0.000	903,000	912,030

See accompanying Notes to Financial Statements.

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)
Columbia High Yield Bond Fund

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Media Non-Cable (cont.)
Salem Communications Corp. Senior Secured (c)
12/15/16	9.625%	$5,755,000	$6,013,975
Sinclair Television Group, Inc. Secured (b,c)
11/01/17	9.250	10,887,000	11,730,743
Sirius XM Radio, Inc. (b,c)
04/01/15	8.750	7,995,000	8,354,775
Umbrella Acquisition, Inc. PIK (b)
03/15/15	9.750	1,109,240	1,173,021
Univision Communications, Inc. (b,c) Senior Secured
11/01/20	7.875	6,140,000	6,247,450
Senior Unsecured
05/15/21	8.500	8,845,000	8,446,975
XM Satellite Radio, Inc. (b,c)
11/01/18	7.625	7,918,000	7,918,000

Total			123,568,238

Metals (3.9%)
Arch Coal, Inc.
08/01/16	8.750	6,640,000	7,287,400
10/01/20	7.250	560,000	599,200
Consol Energy, Inc. (b,c)
04/01/17	8.000	6,334,000	6,777,380
04/01/20	8.250	4,443,000	4,820,655
FMG Resources August 2006 Pty Ltd. Senior Notes (b)
11/01/15	7.000	9,012,000	9,216,644
Noranda Aluminum Acquisition Corp. PIK (a)
05/15/15	5.193	30,250,311	26,771,525
Rain CII Carbon LLC/Corp. Senior Secured (b)
12/01/18	8.000	5,235,000	5,287,350
United States Steel Corp. Senior Unsecured
02/01/18	7.000	6,823,000	6,754,770
04/01/20	7.375	678,000	678,000

Total			68,192,924

Non Captive-Consumer (0.6%)
American General Finance Corp. Senior Unsecured (c)
12/15/17	6.900	12,306,000	9,844,800

Non-Captive Diversified (5.1%)
Ally Financial, Inc. (b)
09/15/20	7.500	2,755,000	2,755,000
Ally Financial, Inc. (b,c)
03/15/20	8.000	26,094,000	26,876,820
Ally Financial, Inc. (c)
12/01/14	6.750	2,515,000	2,571,588
CIT Group, Inc. (c) Senior Secured
05/01/17	7.000	30,550,000	29,786,250
Senior Unsecured
05/01/16	7.000	2,925,000	2,873,812
Ford Motor Credit Co. LLC Senior Unsecured
04/15/15	7.000	10,025,000	10,595,573
International Lease Finance Corp. (b,c) Senior Unsecured
03/15/17	8.750	5,365,000	5,646,662
International Lease Finance Corp. (c) Senior Unsecured
09/01/17	8.875	6,645,000	7,043,700

Total			88,149,405

Oil Field Services (2.1%)
Expro Finance Luxembourg SCA Senior Secured (b)
12/15/16	8.500	9,571,000	9,218,918
Frac Tech Services LLC/Finance, Inc. (b)
11/15/18	7.125	4,265,000	4,233,012
McJunkin Red Man Corp. Senior Secured (b,c)
12/15/16	9.500	8,933,000	8,173,695
Offshore Group Investments Ltd. Senior Secured (b)
08/01/15	11.500	10,350,000	10,981,820
Precision Drilling Corp. (b,c)
11/15/20	6.625	3,455,000	3,489,550

Total			36,096,995

See accompanying Notes to Financial Statements.

18  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)
Other Financial Institutions (0.3%)
Cardtronics, Inc.
09/01/18	8.250%	$5,110,000	$5,416,600

Other Industry (0.8%)
Aquilex Holdings LLC/Finance Corp.
12/15/16	11.125	4,530,000	4,552,650
Chart Industries, Inc.
10/15/15	9.125	6,575,000	6,657,188
Interline Brands, Inc. (b,c)
11/15/18	7.000	2,395,000	2,403,981

Total			13,613,819

Packaging (2.1%)
Ardagh Packaging Finance PLC (b,c)
10/15/20	9.125	3,415,000	3,517,450
Senior Secured
10/15/17	7.375	1,635,000	1,679,963
Crown Americas LLC/Capital Corp. II
05/15/17	7.625	4,225,000	4,563,000
Greif, Inc. Senior Unsecured (c)
08/01/19	7.750	855,000	941,034
Reynolds Group Issuer, Inc./LLC (b) Senior Secured
10/15/16	7.750	5,373,000	5,426,730
04/15/19	7.125	8,320,000	8,465,600
Reynolds Group Issuer, Inc./LLC (b,c)
04/15/19	9.000	4,740,000	4,822,950
Silgan Holdings, Inc. Senior Unsecured
08/15/16	7.250	7,325,000	7,636,312

Total			37,053,039

Paper (2.2%)
Cascades, Inc.
12/15/17	7.750	6,570,000	6,882,075
Cascades, Inc. (c)
01/15/20	7.875	7,342,000	7,709,100
Georgia-Pacific LLC (b)
05/01/16	8.250	3,795,000	4,193,475
11/01/20	5.400	12,827,000	12,690,803
Georgia-Pacific LLC (c) Senior Unsecured
01/15/24	8.000	160,000	186,400
Graphic Packaging International, Inc. (c)
06/15/17	9.500	5,230,000	5,674,550
10/01/18	7.875	1,176,000	1,217,160

Total			38,553,563

Pharmaceuticals (1.0%)
Mylan, Inc. (b,c)
11/15/18	6.000	4,880,000	4,758,000
Valeant Pharmaceuticals International (b)
10/01/20	7.000	2,920,000	2,847,000
Valeant Pharmaceuticals International (b,c) Senior Notes
10/01/17	6.750	2,195,000	2,167,563
Warner Chilcott Co. LLC/Finance (b)
09/15/18	7.750	6,905,000	6,905,000

Total			16,677,563

Restaurants (0.2%)
DineEquity, Inc. Senior Unsecured (b,c)
10/30/18	9.500	2,554,000	2,643,390

Retailers (2.4%)
Giraffe Acquisition Corp. Senior Unsecured (b,c)
12/01/18	9.125	7,870,000	7,929,025
Michaels Stores, Inc. Senior Notes (b,c)
11/01/18	7.750	5,550,000	5,439,000
QVC, Inc. (b) Senior Secured
10/15/20	7.375	4,287,000	4,587,090
QVC, Inc. (b,c) Senior Secured
04/15/17	7.125	4,287,000	4,544,220
Rite Aid Corp. Senior Secured
10/15/19	10.250	1,367,000	1,418,263

See accompanying Notes to Financial Statements.

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  19

Portfolio of Investments (continued)
Columbia High Yield Bond Fund

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Retailers (cont.)
Rite Aid Corp. (b,c) Senior Secured
08/15/20	8.000%	$3,690,000	$3,805,312
Toys R Us — Delaware, Inc. Senior Secured (b,c)
09/01/16	7.375	51,000	52,403
Toys R Us Property Co. I LLC (c)
07/15/17	10.750	5,876,000	6,610,500
Toys R Us Property Company II LLC Senior Secured (c)
12/01/17	8.500	6,209,000	6,597,062

Total			40,982,875

Technology (3.5%)
Amkor Technologies, Inc. Senior Unsecured
05/01/18	7.375	1,563,000	1,648,965
Avaya, Inc. (c)
11/01/15	9.750	2,020,000	2,004,850
First Data Corp.
09/24/15	9.875	5,400,000	4,563,000
PIK
09/24/15	10.550	2,877,000	2,481,413
First Data Corp. (b,c) Senior Secured
08/15/20	8.875	6,645,000	6,910,800
First Data Corp. (c)
09/24/15	9.875	4,448,000	3,780,800
Freescale Semiconductor, Inc. Senior Secured (b)
04/15/18	9.250	3,655,000	3,828,612
Interactive Data Corp. (b)
08/01/18	10.250	7,900,000	8,532,000
NXP BV/Funding LLC Senior Secured (b)
08/01/18	9.750	13,589,000	14,795,024
SunGard Data Systems, Inc. Senior Unsecured (b)
11/15/18	7.375	6,384,000	6,320,160
Trans Union LLC/Financing Corp. (b,c)
06/15/18	11.375	2,335,000	2,650,225
WireCo WorldGroup, Inc. Senior Unsecured (b,c)
05/15/17	9.500	3,485,000	3,746,375

Total			61,262,224

Transportation Services (0.6%)
Avis Budget Car Rental LLC/Finance, Inc.
03/15/18	9.625	3,095,000	3,242,012
Avis Budget Car Rental LLC/Finance, Inc. (b,c)
01/15/19	8.250	1,995,000	1,940,138
Hertz Corp. (The) (b,c)
10/15/18	7.500	5,115,000	5,166,150

Total			10,348,300

Wireless (5.7%)
Clearwire Communications LLC/Finance, Inc. (b,c) Senior Secured
12/01/15	12.000	7,154,500	7,589,968
Cricket Communications, Inc. Senior Secured
05/15/16	7.750	10,420,000	10,654,450
Crown Castle International Corp. Senior Unsecured (c)
11/01/19	7.125	4,105,000	4,423,137
MetroPCS Wireless, Inc.
09/01/18	7.875	8,570,000	8,869,950
11/15/20	6.625	5,010,000	4,772,025
Nextel Communications, Inc. (c)
08/01/15	7.375	9,307,000	8,981,255
SBA Telecommunications, Inc.
08/15/19	8.250	4,940,000	5,409,300
SBA Telecommunications, Inc. (c)
08/15/16	8.000	6,955,000	7,511,400
Sprint Capital Corp.
11/15/28	6.875	45,000	38,250
Sprint Capital Corp. (c)
05/01/19	6.900	2,502,000	2,395,665
Sprint Nextel Corp. Senior Unsecured
12/01/16	6.000	3,220,000	3,018,750
Sprint Nextel Corp. (c) Senior Unsecured
08/15/17	8.375	18,544,000	19,285,760

See accompanying Notes to Financial Statements.

20  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Wireless (cont.)
Wind Acquisition Finance SA (b,c) Secured
07/15/17	11.750%	$8,330,000	$9,246,300
Senior Secured
02/15/18	7.250	5,600,000	5,519,166
Wind Acquisition Finance SA (b,d,e) Escrow
07/15/17	0.000	8,330,000	62,475

Total			97,777,851

Wirelines (3.6%)
Cincinnati Bell, Inc.
10/15/20	8.375	1,050,000	976,500
Cincinnati Bell, Inc. (c)
10/15/17	8.250	4,762,000	4,619,140
Frontier Communications Corp. Senior Unsecured
04/15/17	8.250	2,497,000	2,746,700
03/15/19	7.125	8,536,000	8,834,760
ITC Deltacom, Inc. Senior Secured
04/01/16	10.500	6,629,000	7,109,602
Integra Telecom Holdings, Inc. Senior Secured (b)
04/15/16	10.750	4,225,000	4,351,750
Level 3 Financing, Inc.
11/01/14	9.250	2,600,000	2,509,000
02/15/17	8.750	9,604,000	8,787,660
Level 3 Financing, Inc. (c)
02/01/18	10.000	3,490,000	3,210,800
PAETEC Escrow Corp. (b) Senior Unsecured
12/01/18	9.875	5,195,000	5,130,063
PAETEC Holding Corp. Senior Secured
06/30/17	8.875	6,745,000	7,048,525
Qwest Communications International (c)
02/15/14	7.500	340,000	343,400
Windstream Corp.
11/01/17	7.875	105,000	110,250
03/15/19	7.000	5,605,000	5,464,875
Windstream Corp. (c)
09/01/18	8.125	935,000	963,050

Total			62,206,075

Total Corporate Bonds & Notes
(Cost: $1,535,820,881) $1,611,817,346

	Coupon	Principal
Borrower	Rate	Amount	Value

Senior Loans (1.8%)

Building Materials (0.1%)
Goodman Global, Inc. 1st Lien Term Loan
10/28/16	5.750%	$1,210,000	$1,218,228
2nd Lien Term Loan
10/30/17	9.000	465,000	477,983

Total			1,696,211

Consumer Cyclical Services (0.1%)
Brickman Group Holdings, Inc. Tranche B Term Loan
10/14/16	7.250	2,180,000	2,199,075

Consumer Products (0.2%)
Visant Corp. Tranche B Term Loan
12/22/16	7.000	3,745,000	3,772,151

Electric (0.2%)
Energy Future Holdings Corp. Tranche B3 Term Loan
10/10/14	3.750-3.790	5,239,412	4,021,930

See accompanying Notes to Financial Statements.

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  21

Portfolio of Investments (continued)
Columbia High Yield Bond Fund

	Coupon	Principal
Borrower	Rate	Amount	Value

Senior Loans (continued)
Gaming (0.3%)
Great Lakes Gaming of Michigan LLC (d,e) Development Term Loan
08/15/12	9.000%	$2,569,774	$2,505,530
Non-Gaming Land Acquisition Line of Credit
08/15/12	9.000	950,591	926,826
Transition Term Loan
08/15/12	9.000	665,602	648,962

Total			4,081,318

Wirelines (0.9%)
FairPoint Communications, Inc. Tranche B Term Loan
03/31/15	1.750	23,499,270	15,380,977

Total Senior Loans
(Cost: $32,101,184) $31,151,662

Issuer	Shares	Value

Common Stocks (1.3%)

Consumer Discretionary (—%)
Textiles, Apparel & Luxury Goods (—%)
Arena Brands, Inc. (d,e,g,h)	111,111	$—

Materials (1.3%)
Chemicals (1.3%)
Chemtura Corp. (h)	1,592,929	22,444,370

Total Common Stocks
(Cost: $18,795,920) $22,444,370

Issuer	Shares	Value

Limited Partnerships (—%)
Financials (—%)
Varde Fund V LP (d,e)	25,000,000	$564,875

Total Limited Partnerships
(Cost: $—) $564,875

	Shares	Value

Money Market Fund (2.4%)

Columbia Short-Term Cash Fund, 0.229% (i,j)	41,774,948	$41,774,948

Total Money Market Fund
(Cost: $41,774,948) $41,774,948

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (22.1%)

Asset-Backed Commercial Paper (0.9%)
Ebbets Funding LLC
12/10/10	0.500%	$9,995,833	$9,995,833
Grampian Funding LLC
12/06/10	0.260	4,999,025	4,999,025

Total		14,994,858

Certificates of Deposit (16.7%)
BRED Banque Populaire
02/01/11	0.540	4,990,792	4,990,792
Bank of Nova Scotia
05/12/11	0.290	15,000,000	15,000,000
Caisse des Depots
12/13/10	0.345	9,991,287	9,991,287
12/20/10	0.350	4,995,580	4,995,580
Canadian Imperial Bank
04/07/11	0.310	10,000,000	10,000,000
Clydesdale Bank PLC
01/21/11	0.370	5,000,000	5,000,000
Credit Agricole
04/21/11	0.400	15,000,370	15,000,370
Credit Industrial et Commercial
01/04/11	0.470	5,000,000	5,000,000
03/07/11	0.400	10,000,000	10,000,000
Credit Suisse
04/15/11	0.310	10,000,000	10,000,000
Deutsche Bank AG
12/06/10	0.433	8,000,000	8,000,000
Development Bank of Singapore Ltd.
01/25/11	0.310	5,000,000	5,000,000
02/17/11	0.300	5,000,000	5,000,000
Dz Bank London
01/18/11	0.345	4,997,031	4,997,031

See accompanying Notes to Financial Statements.

22  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (cont.)
Fortis Bank, Brussels
01/04/11	0.300%	$5,995,953	$5,995,953
KBC Bank NV
12/22/10	0.470	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp.
01/04/11	0.330	4,996,427	4,996,427
02/22/11	0.320	10,000,000	10,000,000
National Australia Bank Ltd.
03/17/11	0.303	10,000,000	10,000,000
National Bank of Canada
03/21/11	0.410	10,000,000	10,000,000
Natixis
02/07/11	0.440	7,000,000	7,000,000
Norinchukin Bank
01/25/11	0.330	10,000,000	10,000,000
02/14/11	0.330	10,000,000	10,000,000
Pohjola Bank PLC
12/16/10	0.415	5,000,000	5,000,000
Rabobank Group
04/27/11	0.303	16,000,000	16,000,000
Societe Generale
12/23/10	0.310	4,997,461	4,997,461
Standard Chartered Bank PLC
12/01/10	0.305	5,000,000	5,000,000
12/10/10	0.490	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp. Bruss
12/13/10	0.310	10,000,000	10,000,000
01/12/11	0.300	8,000,000	8,000,000
Sumitomo Mitsui Banking Corp.
12/01/10	0.300	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd.
04/21/11	0.510	10,000,000	10,000,000
Union Bank Of Switzerland
04/18/11	0.333	10,000,000	10,000,000
United Overseas Bank Ltd.
01/18/11	0.330	4,000,000	4,000,000
Westpac Banking Corp.
05/09/11	0.300	15,000,000	15,000,000

Total			288,964,901

Commercial Paper (0.5%)
ASB Finance Limited
05/03/11	0.391	7,984,920	7,984,920

Other Short-Term Obligations (0.9%)
Goldman Sachs Group, Inc. (The)
12/22/10	0.530	6,000,000	6,000,000
01/14/11	0.430	5,000,000	5,000,000
Natixis Financial Products LLC
12/01/10	0.580	5,000,000	5,000,000

Total			16,000,000

Repurchase Agreements (3.1%)
Barclays Capital, Inc. dated 10/13/10, matures 12/31/10, repurchase price $15,004,908 (k)
	0.380	15,000,000	15,000,000
Citigroup Global Markets, Inc. dated 11/30/10, matures 12/01/10, repurchase price $10,000,067 (k)
	0.240	10,000,000	10,000,000
Credit Suisse Securities (USA) LLC dated 11/30/10, matures 12/01/10, repurchase price $5,000,033 (k)
	0.240	5,000,000	5,000,000
Goldman Sachs & Co. dated 11/30/10, matures 12/01/10, repurchase price $3,752,866 (k)
	0.250	3,752,840	3,752,840
Morgan Stanley dated 01/21/10, matures 12/31/10, repurchase price $10,004,133 (k)
	0.480	10,000,000	10,000,000
Pershing LLC dated 11/30/10, matures 12/01/10, repurchase price $5,000,046 (k)
	0.330	5,000,000	5,000,000

See accompanying Notes to Financial Statements.

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  23

Portfolio of Investments (continued)
Columbia High Yield Bond Fund

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (cont.)
RBS Securities, Inc. dated 08/18/10, matures 01/04/11, repurchase price $5,001,847 (k)
	0.380%	$5,000,000	$5,000,000

Total			53,752,840

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $381,697,519) $381,697,519

Total Investments
(Cost: $2,010,190,452) $2,089,450,720
Other Assets & Liabilities, Net (360,680,327)

Net Assets			$1,728,770,393

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

(a)	Variable rate security. The interest rate shown reflects the rate as of November 30, 2010.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, the value of these securities amounted to $624,364,427 or 36.12% of net assets.

(c)	At November 30, 2010, security was partially or fully on loan.

24  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

(d)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2010 was $11,213,967, representing 0.65% of net assets. Information concerning such security holdings at November 30, 2010 was as follows:

	Acquisition
Security	Dates	Cost
Illinois Finance Authority 5.500% 2012	08/09/07	$501,975
United Artist Theatre Circuit, Inc. 1995-A Pass-Through Certificates 9.300% 2015	08/12/96 thru 04/03/02	4,801,951
1995-A Pass-Through Certificates 9.300% 2015	12/06/01	1,377,913
Wind Acquisition Finance SA Escrow 0.000% 2017	11/15/10	—
Areana Brands, Inc.	09/03/92	5,888,888
Varde Fund V LP	04/27/00 thru 06/19/00	—
Great Lakes Gaming of Michigan LLC Development Term Loan 9.000% 2012	03/02/07 thru 09/15/07	2,552,906
Non-Gaming Land Acquisition Line of Credit 9.000% 2012	03/02/07 thru 09/15/07	944,351
Transition Term Loan 9.000% 2012	03/02/07 thru 09/15/07	661,233

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Directors. At November 30, 2010, the value of these securities amounted to $11,213,967, which represents 0.65% of net assets.

(f)	Zero coupon bond.

(g)	Negligible market value.

(h)	Non-income producing.

(i)	Investments in affiliates during the period ended November 30, 2010:

			Sales Cost/			Dividends
	Beginning	Purchase	Proceeds	Realized	Ending	or Interest
Issuer	Cost	Cost	from Sales	Gain/Loss	Cost	Income	Value
Columbia Short-Term Cash Fund	$57,135,679	$370,044,858	$(385,405,589)	$—	$41,774,948	$55,327	$41,744,948

(j)	The rate shown is the seven-day current annualized yield at November 30, 2010.

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  25

Portfolio of Investments (continued)
Columbia High Yield Bond Fund

Notes to Portfolio of Investments (continued)

(k)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.380%)
Security description	Value
Arabella Ltd	$110,681
Banco Bilbao Vizcaya	3,741,701
Banco Bilbao Vizcaya Argentaria/New York NY	40,365
Bnp Paribas Ny	84,375
Bnz International Funding Ltd	17,989
Bp Capital Markets	527,541
Bpce	59,341
Central American Bank	194,847
Commonwealth Bank of Australia	464,987
Danske Corp	20,399
Electricite De France	950,861
Gdz Suez	751,304
Golden Funding Corp	31,151
International Bus Mach Corp	137,985
Kfw	27,350
Nationwide Building	2,983,752
Natixis Ny	143,999
Natixis Us Finance Co	519,441
Novartis Fnc Corp	359,992
Oesterreichische Kno	1,857,819
Prudential Plc	1,284,769
Rabobank Nederland	74,190
Silver Tower Us Fund	251,027
Societe De Prise	1,067,280
Societe Generale Ny	15,599
Statens Bostadsfin	17,993
Ubs Ag Stamford	13,262

Total market value of collateral securities	$15,750,000

26  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

Citigroup Global Markets, Inc. (0.240%)
Security description	Value
Fannie Mae Benchmark REMIC	$52,225
Fannie Mae REMICS	3,291,442
Fannie Mae Whole Loan	481
Fannie Mae-Aces	64,306
Freddie Mac Reference REMIC	220,867
Freddie Mac REMICS	5,269,480
Government National Mortgage Association	1,301,199

Total market value of collateral securities	$10,200,000

Credit Suisse Securities (USA) LLC (0.240%)
Security description	Value
United States Treasury Note/Bond	$5,100,025

Total market value of collateral securities	$5,100,025

Goldman Sachs & Co. (0.250%)
Security description	Value
Government National Mortgage Association	$3,827,897

Total market value of collateral securities	$3,827,897

Morgan Stanley (0.480%)
Security description	Value
Fannie Mae Pool	$10,200,000

Total market value of collateral securities	$10,200,000

Pershing LLC (0.330%)
Security description	Value
Fannie Mae Pool	$1,422,808
Fannie Mae REMICS	195,184
Fannie Mae Whole Loan	4,893
Federal Farm Credit Bank	151,490
Federal Home Loan Banks	112,182
Federal Home Loan Mortgage Corp	9,104
Federal National Mortgage Association	110,010
FHLMC-GNMA	2,426
Freddie Mac Gold Pool	1,222,205
Freddie Mac Non Gold Pool	179,795
Freddie Mac REMICS	297,836
Ginnie Mae I pool	322,245

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  27

Portfolio of Investments (continued)
Columbia High Yield Bond Fund

Notes to Portfolio of Investments (continued)

Pershing LLC (0.330%) (continued)
Security description	Value
Ginnie Mae II pool	$468,224
Government National Mortgage Association	515,176
United States Treasury Note/Bond	81,900
United States Treasury Strip Coupon	4,522

Total market value of collateral securities	$5,100,000

RBS Securities, Inc. (0.380%)
Security description	Value
Fannie Mae REMICS	$373,361
Fannie Mae Whole Loan	27,228
Freddie Mac REMICS	4,699,416

Total market value of collateral securities	$5,100,005

Abbreviation Legend

PIK	— Payment-in-Kind

28  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  29

Portfolio of Investments (continued)
Columbia High Yield Bond Fund

Fair Value Measurements (continued)

include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2010:

	Fair value at November 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
Corporate Bonds & Notes
Entertainment	$—	$22,930,479	$6,505,299	$29,435,778
Wireless	—	97,715,376	62,475	97,777,851
All Other Industries	—	1,484,603,717	—	1,484,603,717

Total Bonds	—	1,605,249,572	6,567,774	1,611,817,346

Equity Securities
Common Stocks	22,444,370	—	—	22,444,370

Total Equity Securities	22,444,370	—	—	22,444,370

Other
Senior Loans
Gaming	—	—	4,081,318	4,081,318
All Other Industries	—	27,070,344	—	27,070,344
Limited Partnerships
Diversified Financial Services	—	—	564,875	564,875
Affiliated Money Market Fund(c)	41,774,948	—	—	41,774,948
Investments of Cash Collateral Received for Securities on Loan	—	381,697,519	—	381,697,519

Total Other	41,774,948	408,767,863	4,646,193	455,189,004

Total	$64,219,318	$2,014,017,435	$11,213,967	$2,089,450,720

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at November 30, 2010.

30  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate
	Bonds &	Senior	Limited
	Notes	Loans	Partnerships	Total
Balance as of May 31, 2010	$7,160,912	$5,094,505	$648,825	$12,904,242
Accrued discounts/premiums	32,314	9,137	—	41,451
Realized gain (loss)	28,519	7,786	156,659	192,964
Change in unrealized appreciation (depreciation)*	(161,445)	50,106	(83,950)	(195,289)
Sales	(492,526)	(1,080,216)	(156,659)	(1,729,401)
Purchases	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of November 30, 2010	$6,567,774	$4,081,318	$564,875	$11,213,967

*	Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2010 was $(195,289), which is comprised of Corporate Bonds & Notes of $(161,445), Limited Partnerships of $(83,950) and Senior Loans of $50,106.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  31

Statement of Assets and Liabilities
November 30, 2010 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers* (identified cost $1,586,717,985)	$1,665,978,253
Affiliated issuers (identified cost $41,774,948)	41,774,948
Investment of cash collateral received for securities on loan (identified cost $381,697,519)	381,697,519

Total investments (identified cost $2,010,190,452)	2,089,450,720
Receivable for:
Capital shares sold	699,688
Investments sold	18,828,008
Dividends	10,785
Interest	33,887,677
Reclaims	43,047

Total assets	2,142,919,925

Liabilities
Disbursements in excess of cash	1,618,009
Due upon return of securities on loan	381,697,519
Payable for:
Investments purchased	17,134,349
Capital shares purchased	9,608,057
Dividend distributions to shareholders	3,612,126
Investment management fees	27,693
Distribution fees	13,283
Transfer agent fees	116,454
Administration fees	3,074
Plan administration fees	13,794
Other expenses	305,174

Total liabilities	414,149,532

Net assets applicable to outstanding capital stock	$1,728,770,393

Represented by
Capital stock — $.01 par value	$6,323,887
Additional paid-in capital	2,417,032,799
Excess of distributions over net investment income	(2,416,794)
Accumulated net realized loss	(771,429,767)
Unrealized appreciation (depreciation) on:
Investments	79,260,268

Total — representing net assets applicable to outstanding capital stock	$1,728,770,393

*Value of securities on loan	$369,188,520

32  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

Net assets
Class A	$1,247,612,188
Class B	$65,551,776
Class C	$72,328,554
Class I	$155,489,904
Class R	$6,329,164
Class R3	$6,114,649
Class R4	$54,083,824
Class R5	$17,059,890
Class W	$104,172,741
Class Z	$27,703
Shares outstanding
Class A	455,963,413
Class B	23,972,418
Class C	26,610,607
Class I	56,941,641
Class R	2,306,418
Class R3	2,222,914
Class R4	19,748,607
Class R5	6,249,039
Class W	38,363,446
Class Z	10,159
Net asset value per share
Class A(a)	$2.74
Class B	$2.73
Class C	$2.72
Class I	$2.73
Class R	$2.74
Class R3	$2.75
Class R4	$2.74
Class R5	$2.73
Class W	$2.72
Class Z	$2.73

(a)	The maximum offering price per share for Class A is $2.88. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  33

Statement of Operations
Six months ended November 30, 2010 (Unaudited)

Net investment income
Income:
Dividends	$17
Interest	74,450,986
Dividends from affiliates	55,327
Income from securities lending — net	519,508
Foreign taxes withheld	(5,578)

Total income	75,020,260

Expenses:
Investment management fees	5,052,636
Distribution fees
Class A	1,567,131
Class B	384,743
Class C	365,468
Class R	16,062
Class R3	6,544
Class W	138,693
Transfer agent fees
Class A	1,000,827
Class B	65,832
Class C	59,620
Class R	3,153
Class R3	1,228
Class R4	10,570
Class R5	3,696
Class W	97,521
Class Z	149
Administration fees	561,253
Plan administration fees
Class R	4,125
Class R3	6,545
Class R4	65,994
Compensation of board members	21,884
Custodian fees	19,749
Printing and postage fees	82,300
Registration fees	110,962
Professional fees	30,510
Other	53,041

Total expenses	9,730,236
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(264,429)

Total net expenses	9,465,807

Net investment income	65,554,453

34  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$32,229,765

Net realized gain	32,229,765
Net change in unrealized appreciation (depreciation) on:
Investments	47,813,788

Net realized and unrealized gain	80,043,553

Net increase in net assets resulting from operations	$145,598,006

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  35

Statements of Changes in Net Assets

	Six months ended	Year ended
	November 30, 2010	May 31, 2010
Change in net assets resulting from operations
Net investment income	$65,554,453	$131,827,124
Net realized gain	32,229,765	26,580,303
Net change in unrealized appreciation	47,813,788	158,696,241

Net increase in net assets resulting from operations	145,598,006	317,103,668

Distributions to shareholders from:
Net investment income
Class A	(47,595,796)	(99,879,585)
Class B	(2,610,679)	(7,412,062)
Class C	(2,502,173)	(4,499,692)
Class I	(5,913,263)	(10,298,007)
Class R	(233,464)	(315,207)
Class R3	(195,652)	(181,156)
Class R4	(2,029,998)	(1,639,817)
Class R5	(629,785)	(168,442)
Class W	(4,184,745)	(7,962,736)
Class Z	(15,395)	—

Total distributions to shareholders	(65,910,950)	(132,356,704)

Increase (decrease) in net assets from capital share transactions	(10,630,789)	255,740,693

Proceeds from regulatory settlement (see Note 5)	—	93,099

Total increase in net assets	69,056,267	440,580,756
Net assets at beginning of period	1,659,714,126	1,219,133,370

Net assets at end of period	$1,728,770,393	$1,659,714,126

Excess of distributions over net investment income	$(2,416,794)	$(2,060,297)

The accompanying Notes to Financial Statements are an integral part of this statement.

36  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

	Six months ended
	November 30, 2010		Year ended
	(Unaudited)		May 31, 2010
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions	38,059,400	102,612,215	117,039,524	301,552,616
Fund merger	—	—	45,648,144	113,287,340
Conversions from Class B	9,286,949	24,984,658	10,359,627	25,684,845
Distributions reinvested	11,152,782	30,218,612	25,658,242	66,030,300
Redemptions	(59,582,611)	(160,196,023)	(178,470,602)	(462,521,364)

Net increase (decrease)	(1,083,480)	(2,380,538)	20,234,935	44,033,737

Class B shares
Subscriptions	1,259,190	3,385,774	4,258,100	10,688,392
Fund merger	—	—	3,227,197	8,002,554
Distributions reinvested	752,833	2,034,672	2,255,297	5,765,577
Conversions to Class A	(9,287,120)	(24,984,658)	(10,360,378)	(25,684,845)
Redemptions	(3,694,794)	(9,941,511)	(12,151,532)	(31,258,765)

Net decrease	(10,969,891)	(29,505,723)	(12,771,316)	(32,487,087)

Class C shares
Subscriptions	1,831,668	4,935,231	6,294,848	15,961,594
Fund merger	—	—	17,187,448	42,378,925
Distributions reinvested	573,601	1,543,645	1,026,013	2,651,298
Redemptions	(2,988,205)	(7,998,390)	(6,769,416)	(17,416,941)

Net increase (decrease)	(582,936)	(1,519,514)	17,738,893	43,574,876

Class I shares
Subscriptions	6,557,316	18,046,772	28,999,677	73,158,420
Distributions reinvested	2,151,251	5,821,719	3,914,420	10,116,548
Redemptions	(7,138,132)	(19,145,217)	(9,942,200)	(25,422,848)

Net increase	1,570,435	4,723,274	22,971,897	57,852,120

Class R shares
Subscriptions	503,557	1,352,452	902,956	2,385,224
Fund merger	—	—	1,831,558	4,558,622
Distributions reinvested	27,868	75,912	25,917	68,599
Redemptions	(399,211)	(1,089,136)	(592,355)	(1,563,175)

Net increase	132,214	339,228	2,168,076	5,449,270

Class R3 shares
Subscriptions	1,089,823	2,940,851	1,211,598	3,194,353
Distributions reinvested	69,354	189,308	67,173	175,522
Redemptions	(462,395)	(1,240,742)	(290,787)	(763,809)

Net increase	696,782	1,889,417	987,984	2,606,066

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  37

Statements of Changes in Net Assets (continued)

	Six months ended
	November 30, 2010		Year ended
	(Unaudited)		May 31, 2010
	Shares	Dollars($)	Shares	Dollars($)
Class R4 shares
Subscriptions	8,505,654	22,845,425	16,368,401	42,615,555
Distributions reinvested	730,020	1,981,796	590,997	1,558,294
Redemptions	(6,108,973)	(16,387,083)	(1,377,969)	(3,604,930)

Net increase	3,126,701	8,440,138	15,581,429	40,568,919

Class R5 shares
Subscriptions	2,974,862	7,762,371	3,169,125	8,350,378
Fund merger	—	—	89,123	221,399
Distributions reinvested	223,637	606,298	56,367	149,976
Redemptions	(3,760)	(10,239)	(262,010)	(696,011)

Net increase	3,194,739	8,358,430	3,052,605	8,025,742

Class W shares
Subscriptions	9,951,765	26,374,058	69,839,002	175,304,939
Distributions reinvested	1,529,234	4,115,622	3,000,899	7,805,404
Redemptions	(11,824,148)	(31,615,300)	(36,957,615)	(96,993,293)

Net increase (decrease)	(343,149)	(1,125,620)	35,882,286	86,117,050

Class Z shares
Subscriptions	1,962,230	5,531,221	—	—
Distributions reinvested	5,031	13,885	—	—
Redemptions	(1,957,102)	(5,394,987)	—	—

Net increase	10,159	150,119	—	—

Total net increase (decrease)	(4,248,426)	(10,630,789)	105,846,789	255,740,693

The accompanying Notes to Financial Statements are an integral part of this statement.

38  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

Class A	Six months ended		Year ended May 31,
Per share data	Nov. 30, 2010		2010		2009	2008		2007	2006
	(Unaudited)
Net asset value, beginning of period	$2.61		$2.30		$2.74	$3.02		$2.89	$2.86

Income from investment operations:
Net investment income	.10		.20		.22	.22		.20	.20
Net realized and unrealized gain (loss) on investments	.13		.31		(.44)	(.29)		.15	.03

Total from investment operations	.23		.51		(.22)	(.07)		.35	.23

Less distributions to shareholders from:
Net investment income	(.10)		(.20)		(.22)	(.21)		(.22)	(.20)
Tax return of capital	—		—		—	(.00	)(a)	—	—

Total distributions to shareholders	(.10)		(.20)		(.22)	(.21)		(.22)	(.20)

Proceeds from regulatory settlement	—		.00	(a)	—	—		—	—

Net asset value, end of period	$2.74		$2.61		$2.30	$2.74		$3.02	$2.89

Total return	9.09%		22.80%	(b)	(7.04% )	(2.40%	)	12.77% (c)	8.27%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.09%	(e)	1.09%		1.14%	1.13%		1.08%	1.08%

Net expenses after fees waived or expenses reimbursed(f)	1.06%	(e)	1.03%		1.02%	1.10%		1.08%	1.08%

Net investment income	7.55%	(e)	7.95%		9.85%	7.71%		6.94%	6.78%

Supplemental data
Net assets, end of period (in thousands)	$1,247,612		$1,192,636		$1,003,576	$1,133,625		$1,462,715	$1,535,483

Portfolio turnover	45%		94%		83%	64%		95%	93%

See accompanying Notes to Financial Highlights.

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  39

Financial Highlights (continued)

Class B	Six months ended		Year ended May 31,
Per share data	Nov. 30, 2010		2010		2009	2008		2007	2006
	(Unaudited)
Net asset value, beginning of period	$2.61		$2.30		$2.74	$3.02		$2.89	$2.86

Income from investment operations:
Net investment income	.09		.18		.20	.19		.18	.18
Net realized and unrealized gain (loss) on investments	.12		.31		(.44)	(.29)		.15	.03

Total from investment operations	.21		.49		(.24)	(.10)		.33	.21

Less distributions to shareholders from:
Net investment income	(.09)		(.18)		(.20)	(.18)		(.20)	(.18)
Tax return of capital	—		—		—	(.00	)(a)	—	—

Total distributions to shareholders	(.09)		(.18)		(.20)	(.18)		(.20)	(.18)

Proceeds from regulatory settlement	—		.00	(a)	—	—		—	—

Net asset value, end of period	$2.73		$2.61		$2.30	$2.74		$3.02	$2.89

Total return	8.27%		21.88%	(b)	(7.77% )	(3.17%	)	11.91% (c)	7.45%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.85%	(e)	1.85%		1.90%	1.89%		1.84%	1.83%

Net expenses after fees waived or expenses reimbursed(f)	1.81%	(e)	1.79%		1.78%	1.86%		1.84%	1.83%

Net investment income	6.80%	(e)	7.19%		8.98%	6.92%		6.18%	6.00%

Supplemental data
Net assets, end of period (in thousands)	$65,552		$91,104		$109,559	$173,555		$320,767	$432,580

Portfolio turnover	45%		94%		83%	64%		95%	93%

See accompanying Notes to Financial Highlights.

40  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

Class C	Six months ended		Year ended May 31,
Per share data	Nov. 30, 2010		2010		2009	2008		2007	2006
	(Unaudited)
Net asset value, beginning of period	$2.59		$2.28		$2.72	$3.00		$2.87	$2.84

Income from investment operations:
Net investment income	.09		.18		.20	.19		.18	.18
Net realized and unrealized gain (loss) on investments	.13		.31		(.44)	(.29)		.15	.03

Total from investment operations	.22		.49		(.24)	(.10)		.33	.21

Less distributions to shareholders from:
Net investment income	(.09)		(.18)		(.20)	(.18)		(.20)	(.18)
Tax return on capital	—		—		—	(.00	)(a)	—	—

Total distributions to shareholders	(.09)		(.18)		(.20)	(.18)		(.20)	(.18)

Proceeds from regulatory settlement	—		.00	(a)	—	—		—	—

Net asset value, end of period	$2.72		$2.59		$2.28	$2.72		$3.00	$2.87

Total return	8.72%		22.01%	(b)	(7.86% )	(3.21%	)	11.95% (c)	7.47%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.84%	(e)	1.85%		1.89%	1.88%		1.83%	1.83%

Net expenses after fees waived or expenses reimbursed(f)	1.81%	(e)	1.79%		1.77%	1.86%		1.83%	1.83%

Net investment income	6.81%	(e)	7.14%		9.11%	6.95%		6.18%	6.02%

Supplemental data
Net assets, end of period (in thousands)	$72,329		$70,489		$21,579	$18,644		$25,659	$27,858

Portfolio turnover	45%		94%		83%	64%		95%	93%

See accompanying Notes to Financial Highlights.

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  41

Financial Highlights (continued)

Class I	Six months ended		Year ended May 31,
Per share data	Nov. 30, 2010		2010		2009	2008		2007	2006
	(Unaudited)
Net asset value, beginning of period	$2.60		$2.29		$2.73	$3.02		$2.89	$2.86

Income from investment operations:
Net investment income	.11		.21		.23	.23		.21	.21
Net realized and unrealized gain (loss) on investments	.13		.31		(.44)	(.30)		.16	.03

Total from investment operations	.24		.52		(.21)	(.07)		.37	.24

Less distributions to shareholders from:
Net investment income	(.11)		(.21)		(.23)	(.22)		(.24)	(.21)
Tax return of capital	—		—		—	(.00	)(a)	—	—

Total distributions to shareholders	(.11)		(.21)		(.23)	(.22)		(.24)	(.21)

Proceeds from regulatory settlement	—		.00	(a)	—	—		—	—

Net asset value, end of period	$2.73		$2.60		$2.29	$2.73		$3.02	$2.89

Total return	9.32%		23.35%	(b)	(6.75% )	(2.36%	)	13.21% (c)	8.69%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.68%	(e)	0.68%		0.70%	0.72%		0.67%	0.69%

Net expenses after fees waived or expenses reimbursed(f)	0.67%	(e)	0.63%		0.65%	0.69%		0.67%	0.69%

Net investment income	7.95%	(e)	8.36%		10.34%	8.13%		7.37%	7.49%

Supplemental data
Net assets, end of period (in thousands)	$155,490		$144,203		$74,333	$72,462		$97,100	$24,009

Portfolio turnover	45%		94%		83%	64%		95%	93%

See accompanying Notes to Financial Highlights.

42  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

Class R(g)	Six months ended		Year ended May 31,
Per share data	Nov. 30, 2010		2010		2009	2008	2007(h)
	(Unaudited)
Net asset value, beginning of period	$2.62		$2.30		$2.74	$3.02	$2.95

Income from investment operations:
Net investment income	.10		.20		.21	.21	.11
Net realized and unrealized gain (loss) on investments	.12		.31		(.44)	(.29)	.05

Total from investment operations	.22		.51		(.23)	(.08)	.16

Less distributions to shareholders from:
Net investment income	(.10)		(.19)		(.21)	(.20)	(.09)

Proceeds from regulatory settlement	—		.00	(a)	—	—	—

Net asset value, end of period	$2.74		$2.62		$2.30	$2.74	$3.02

Total return	8.49%		22.79%	(b)	(7.38% )	(2.75% )	5.72%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.41%	(e)	1.48%		1.52%	1.51%	1.45%	(e)

Net expenses after fees waived or expenses reimbursed(f)	1.39%	(e)	1.43%		1.39%	1.25%	1.45%	(e)

Net investment income	7.22%	(e)	7.46%		9.46%	7.63%	6.58%	(e)

Supplemental data
Net assets, end of period (in thousands)	$6,329		$5,690		$14	$9	$5

Portfolio turnover	45%		94%		83%	64%	95%

See accompanying Notes to Financial Highlights.

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  43

Financial Highlights (continued)

Class R3	Six months ended		Year ended May 31,
Per share data	Nov. 30, 2010		2010		2009	2008	2007(h)
	(Unaudited)
Net asset value, beginning of period	$2.62		$2.31		$2.74	$3.02	$2.95

Income from investment operations:
Net investment income	.10		.20		.22	.22	.11
Net realized and unrealized gain (loss) on investments	.13		.31		(.43)	(.29)	.06

Total from investment operations	.23		.51		(.21)	(.07)	.17

Less distributions to shareholders from:
Net investment income	(.10)		(.20)		(.22)	(.21)	(.10)

Proceeds from regulatory settlement	—		.00	(a)	—	—	—

Net asset value, end of period	$2.75		$2.62		$2.31	$2.74	$3.02

Total return	8.98%		22.56%	(b)	(6.70% )	(2.47% )	5.85%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.23%	(e)	1.23%		1.25%	1.26%	1.20%	(e)

Net expenses after fees waived or expenses reimbursed(f)	1.21%	(e)	1.18%		1.20%	0.99%	1.20%	(e)

Net investment income	7.38%	(e)	7.81%		11.09%	7.82%	6.84%	(e)

Supplemental data
Net assets, end of period (in thousands)	$6,115		$4,003		$1,243	$5	$5

Portfolio turnover	45%		94%		83%	64%	95%

See accompanying Notes to Financial Highlights.

44  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

Class R4	Six months ended		Year ended May 31,
Per share data	Nov. 30, 2010		2010		2009	2008		2007	2006
	(Unaudited)
Net asset value, beginning of period	$2.61		$2.30		$2.74	$3.01		$2.89	$2.86

Income from investment operations:
Net investment income	.11		.21		.22	.23		.21	.21
Net realized and unrealized gain (loss) on investments	.12		.30		(.43)	(.29)		.14	.02

Total from investment operations	.23		.51		(.21)	(.06)		.35	.23

Less distributions to shareholders from:
Net investment income	(.10)		(.20)		(.23)	(.21)		(.23)	(.20)
Tax return of capital	—		—		—	(.00	)(a)	—	—

Total distributions to shareholders	(.10)		(.20)		(.23)	(.21)		(.23)	(.20)

Proceeds from regulatory settlement	—		.00	(a)	—	—		—	—

Net asset value, end of period	$2.74		$2.61		$2.30	$2.74		$3.01	$2.89

Total return	9.14%		22.92%	(b)	(6.86% )	(1.87%	)	12.56% (c)	8.45%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.97%	(e)	0.99%		1.00%	1.02%		0.94%	0.90%

Net expenses after fees waived or expenses reimbursed(f)	0.95%	(e)	0.93%		0.87%	0.76%	(i)	0.93%	0.90%

Net investment income	7.65%	(e)	8.05%		10.46%	8.07%		7.10%	6.96%

Supplemental data
Net assets, end of period (in thousands)	$54,084		$43,406		$2,391	$919		$1,252	$715

Portfolio turnover	45%		94%		83%	64%		95%	93%

See accompanying Notes to Financial Highlights.

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  45

Financial Highlights (continued)

Class R5	Six months ended		Year ended May 31,
Per share data	Nov. 30, 2010		2010		2009	2008	2007(h)
	(Unaudited)
Net asset value, beginning of period	$2.61		$2.30		$2.74	$3.02	$2.95

Income from investment operations:
Net investment income	.11		.21		.23	.22	.12
Net realized and unrealized gain (loss) on investments	.12		.31		(.44)	(.28)	.05

Total from investment operations	.23		.52		(.21)	(.06)	.17

Less distributions to shareholders from:
Net investment income	(.11)		(.21)		(.23)	(.22)	(.10)

Proceeds from regulatory settlement	—		.00	(a)	—	—	—

Net asset value, end of period	$2.73		$2.61		$2.30	$2.74	$3.02

Total return	8.88%		23.22%	(b)	(6.73% )	(2.06% )	6.09%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.73%	(e)	0.73%		0.75%	0.78%	0.71%	(e)

Net expenses after fees waived or expenses reimbursed(f)	0.71%	(e)	0.68%		0.70%	0.75%	0.71%	(e)

Net investment income	7.85%	(e)	8.18%		10.19%	8.06%	7.33%	(e)

Supplemental data
Net assets, end of period (in thousands)	$17,060		$7,958		$4	$5	$5

Portfolio turnover	45%		94%		83%	64%	95%

See accompanying Notes to Financial Highlights.

46  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

Class W	Six months ended		Year ended May 31,
Per share data	Nov. 30, 2010		2010		2009	2008	2007(j)
	(Unaudited)
Net asset value, beginning of period	$2.59		$2.28		$2.71	$3.00	$2.94

Income from investment operations:
Net investment income	.10		.20		.22	.21	.11
Net realized and unrealized gain on investments	.13		.31		(.43)	(.30)	.07

Total from investment operations	.23		.51		(.21)	(.09)	.18

Less distributions to shareholders from:
Net investment income	(.10)		(.20)		(.22)	(.20)	(.12)
Tax return of capital	—		—		—	.00 (a)	—

Total distributions to shareholders	(.10)		(.20)		(.22)	(.20)	(.12)

Proceeds from regulatory settlement	—		.00	(a)	—	—	—

Net asset value, end of period	$2.72		$2.59		$2.28	$2.71	$3.00

Total return	9.11%		22.82%	(b)	(6.91% )	(2.87% )	6.20%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.11%	(e)	1.12%		1.16%	1.17%	1.06%	(e)

Net expenses after fees waived or expenses reimbursed(f)	1.09%	(e)	1.08%		1.10%	1.14% (i)	1.06%	(e)

Net investment income	7.49%	(e)	7.68%		9.51%	7.59%	6.05%	(e)

Supplemental data
Net assets, end of period (in thousands)	$104,173		$100,227		$6,435	$22,510	$30,060

Portfolio turnover	45%		94%		83%	64%	95%

See accompanying Notes to Financial Highlights.

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  47

Financial Highlights (continued)

Class Z	Six months ended
Per share data	Nov. 30, 2010(k)
	(Unaudited)
Net asset value, beginning of period	$2.72

Income from investment operations:
Net investment income	.04

Less distributions to shareholders from:
Net investment income	(.03)

Net asset value, end of period	$2.73

Total return	1.73%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.77%	(e)

Net expenses after fees waived or expenses reimbursed(f)	0.77%	(e)

Net investment income	7.35%	(e)

Supplemental data
Net assets, end of period (in thousands)	$28

Portfolio turnover	45%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)	During the year ended May 31 2010, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.
(c)	During the year ended May 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	Annualized.
(f)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)	Effective September 7, 2010, Class R2 shares were renamed Class R shares.
(h)	For the period from December 11, 2006 (when shares became available) to May 31, 2007.
(i)	For the year ended May 31, 2008, the ratio of net expenses after reduction for earnings/bank fee credits would have been lower by 0.01% for Class R4 and Class W.
(j)	For the period from December 1, 2006 (when shares became available) to May 31, 2007.
(k)	For the period from September 27, 2010 (when shares became available) to November 30, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

48  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

Notes to Financial Statements
November 30, 2010 (Unaudited)

1.	ORGANIZATION

Columbia High Yield Bond Fund (formerly known as RiverSource High Yield Bond Fund) (the Fund), a series of RiverSource High Yield Income Series, Inc. (the Corporation), is a diversified fund. The Corporation is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company.

Fund Shares
The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class W, and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18 months after purchase.

The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors. Effective September 7, 2010, Class R2 shares were renamed Class R shares.

Class R3, Class R4 and Class R5 shares are not subject to sales charges, however, these classes were closed to new investors effective December 31, 2010.

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  49

Notes to Financial Statements (continued)

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to certain investors, as described in the Fund’s prospectus. Class Z shares became effective September 27, 2010.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of Columbia Management Investment Advisers, LLC (the Investment Manager), as administrator to the Fund, will fair value foreign

50  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  51

Notes to Financial Statements (continued)

Investments in Loans
The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership, or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Investment Manager has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. The Investment Manager is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities & Forward Sale Commitments
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market”

52  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Corporate actions and dividend income are recorded on the ex-dividend date.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses
General expenses of the Corporation are allocated to the Fund and other funds of Corporation based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses which are charged directly to that share class) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  53

Notes to Financial Statements (continued)

in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Tax
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders
Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

3.	FEES AND COMPENSATION PAID TO AFFILIATES

Investment Management Fees
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.5% to 0.36% as the Fund’s net assets increase. The management fee for the six months ended November 30, 2010 was 0.58% of the Fund’s average daily net assets.

54  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

Administration Fees
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The fee for the six months ended November 30, 2010 was 0.06% of the Fund’s average daily net assets.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended November 30, 2010, other expenses paid to this company were $608.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund.

Prior to September 7, 2010, the Transfer Agent received annual account-based service fees for Class A, Class B and Class C shares which amount varied by class, and annual asset-based service fees based on the Fund’s average daily net assets attributable to Class R, Class R3, Class R4, Class R5 and Class W shares, which amount varied by class. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective September 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  55

Notes to Financial Statements (continued)

varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services, Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent also pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives reimbursement for certain out-of-pocket expenses and may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (IRA) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

For the six months ended November 30, 2010, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class B	0.17
Class C	0.16
Class R	0.10
Class R3	0.05
Class R4	0.04
Class R5	0.05
Class W	0.18
Class Z	0.07

Class I shares do not pay transfer agent fees.

The Fund and certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At November 30, 2010, the Fund’s total potential future obligation over the life of the Guaranty is $222,984. The liability remaining at November 30, 2010 for non-recurring charges associated with the lease amounted to $110,859 and is included within other accrued expenses in the Statement of Assets and Liabilities.

Plan Administration Fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets

56  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

attributable to Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services. Prior to September 7, 2010, the Fund also paid an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R shares for such services.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,084,000 and $8,899,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of October 31, 2010, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $417,278 for Class A, $13,685 for Class B and $6,206 for Class C for the six months ended November 30, 2010.

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  57

Notes to Financial Statements (continued)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
For the six months ended November 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A	1.06%
Class B	1.81
Class C	1.81
Class I	0.67
Class R	1.39
Class R3	1.21
Class R4	0.95
Class R5	0.71
Class W	1.09
Class Z	0.77

The waived/reimbursed fees and expenses for the transfer agent fees at the class level were as follows:

Class A	$125,577
Class B	9,038
Class C	7,387
Class R	198
Class R3	134
Class R4	1,469
Class R5	298
Class W	3,911

The management fees waived/reimbursed at the Fund level were $116,417.

Under an agreement which was effective until July 31, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds*) would not exceed the following percentage of the class’ average daily net assets:

Class A	1.03%
Class B	1.79
Class C	1.79
Class I	0.63
Class R	1.43
Class R3	1.18
Class R4	0.93
Class R5	0.68
Class W	1.08

58  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

Effective August 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until July 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed the following percentage of the class’ average daily net assets:

Class A	1.07%
Class B	1.83
Class C	1.83
Class I	0.70
Class R	1.50
Class R3	1.25
Class R4	1.00
Class R5	0.75
Class W	1.15
Class Z	0.82

*	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

4.	PORTFOLIO INFORMATION

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $743,249,300 and $760,346,622, respectively, for the six months ended November 30, 2010.

5.	REGULATORY SETTLEMENT

During the year ended May 31, 2010, the Fund received $93,099 as a result of a settlement of an administrative proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The proceeds received by the Fund were recorded as an increase to additional paid-in capital.

6.	LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  59

Notes to Financial Statements (continued)

to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At November 30, 2010, securities valued at $369,188,520 were on loan, secured by cash collateral of $381,697,519 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $519,508 earned from securities lending at six months ended November 30, 2010 is included in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

7.	AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund), a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

60  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

8.	LINE OF CREDIT

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on October 14, 2010, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to October 14, 2010, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings for the six months ended November 30, 2010.

9.	FUND MERGER

At the close of business on August 28, 2009, Columbia High Yield Bond Fund acquired the assets and assumed the identified liabilities of Seligman High-Yield Fund. The merger was completed after shareholders of the acquired fund approved the plan on June 2, 2009.

The aggregate net assets of Columbia High Yield Bond Fund immediately before the acquisition were $1,457,943,189 and the combined net assets immediately after the acquisition were $1,626,392,029.

The acquisition was accomplished by a tax-free exchange of 70,492,263 shares of Seligman High-Yield Fund valued at $168,448,840.

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  61

Notes to Financial Statements (continued)

In exchange for Seligman High-Yield Fund shares, Columbia High Yield Bond Fund issued the following number of shares:

Shares
Class A	45,648,144
Class B	3,227,197
Class C	17,187,448
Class R	1,831,558
Class R5	89,123

For financial reporting purposes, net assets received and shares issued by Columbia High Yield Bond Fund were recorded at fair value; however, Seligman High-Yield Fund’s cost of investments was carried forward to align ongoing reporting of Columbia High Yield Bond Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of Seligman High-Yield Fund’s net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

Total net assets	$168,448,840
Capital stock	684,668,486
Excess of distributions over net investment income	(1,058,715)
Accumulated net realized loss	(528,696,486)
Unrealized appreciation	13,535,555

The financial statements reflect the operations of Columbia High Yield Bond Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Seligman High-Yield Fund that have been included in the combined Fund’s Statement of Operations since the merger was completed. Assuming the merger had been completed on June 1, 2009, Columbia High Yield Bond Fund’s pro-forma net investment income, net gain on investments, and net increase in net assets from operations for the year ended May 31, 2010 would have been $134.4 million, $27.1 million, and $330.7 million, respectively.

10.	FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

62  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

At November 30, 2010, the cost of investments for federal income tax purposes was approximately $2,010,190,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$101,688,000
Unrealized depreciation	(22,427,000)

Net unrealized appreciation	$79,261,000

The following capital loss carryforward, determined as of May 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2011	$552,664,309
2014	19,078,058
2016	9,388,877
2017	179,604,128
2018	55,059,932

Total	$815,795,304

Columbia High Yield Bond Fund acquired $528,693,230 of capital loss carryforward in connection with the Seligman High-Yield Fund merger (Note 9). The yearly utilization of the acquired capital losses is limited by the Internal Revenue Code. For the year ended May 31, 2010, $973,750,738 of capital loss carryforward expired unused. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

11.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  63

Notes to Financial Statements (continued)

12.	INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the

64  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT  65

Approval of Investment Management Services
Agreement

In September 2010, in connection with various initiatives to integrate the legacy Columbia Funds and legacy RiverSource Funds, for which Columbia Management Investment Advisers, LLC (CMIA) serves as investment manager, the Fund’s Board of Directors (the Board) approved, subject to approval by shareholders, an amended investment management services agreement between the Fund and CMIA (the IMSA). The IMSA is subject to the approval of the Fund’s shareholders at a meeting to be held on February 15, 2011. A discussion regarding the basis for the approval by the Board of the IMSA is set forth under “Proposal 4 — Approve Proposed IMS Agreement — Board Considerations,” in the definitive proxy statement filed with the Securities and Exchange Commission by RiverSource High Yield Income Series, Inc., on behalf of the Fund, on December 28, 2010, and is incorporated by reference herein.

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

66  COLUMBIA HIGH YIELD BOND FUND — 2010 SEMIANNUAL REPORT

Columbia High Yield Bond Fund
(formerly known as RiverSource High Yield Bond Fund)
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6470 AC (1/11)

Item 2.	Code of Ethics. Not applicable for semi-annual reports.
Item 3.	Audit Committee Financial Expert. Not applicable for semi-annual reports.
Item 4.	Principal Accountant Fees and Services. Not applicable for semi-annual reports.
Item 5.	Audit Committee of Listed Registrants. Not applicable.
Item 6.	Investments.

(a)	The registrant’s “Schedule 1 — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.
Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource High Yield Income Series, Inc.
By /s/ J. Kevin Connaughton
      J. Kevin Connaughton
      President and Principal Executive Officer
Date January 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By /s/ J. Kevin Connaughton
      J. Kevin Connaughton
      President and Principal Executive Officer
Date January 21, 2011
By /s/ Michael G. Clarke
      Michael G. Clarke
      Chief Financial Officer
Date January 21, 2011